Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	Jun. 30, 2025
Office equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	3 years
Cryptocurrency mining equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	3 years	[1]

[1]	It reflects the expected technological and economic life cycle of the mining hardware.